DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ 22.5
Cash flow hedges
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ (4.3)
Line of Credit | Revolving Credit Facility | Minimum
Derivative [Line Items]
Interest rate	2.50%
Line of Credit | Revolving Credit Facility | Maximum
Derivative [Line Items]
Interest rate	0.42%
Basis spread on variable rate	5.34%
Interest rate swap contracts
Derivative [Line Items]
Notional amount	$ 700.0
Deferred gains (losses) to be reclassified over the next 12 months	$ 18.2